Employee benefits and KMP disclosures, Employee Benefits Expensed (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefit expense [Abstract]
Non-Executive Director fees		$ 401	$ 410	$ 368
Executive Director fees	[1]	516	527	300
Employee benefits expense		3,674	2,906	2,225
Share-based payments		1,376	1,213	1,536
Total employee benefit expense		$ 5,967	$ 5,056	$ 4,429

[1]	INR – Need to split out Executive Director Fees for FY21